Share-Based Compensation - Schedule of Stock Options and Weighted Average Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Stock Options
Outstanding, beginning of the year (shares) | shares	3,764,055	2,246,947	1,249,361
Granted during the year (shares) | shares	1,832,500	1,817,500	1,020,000
Forfeited during the year (shares) | shares	(110,612)	(141,418)	(12,839)
Expired during the year (shares) | shares	(28,364)	(25,520)	(9,575)
Exercised during the year (shares) | shares	(123,159)	(133,454)	0
Outstanding, end of the year (shares) | shares	5,334,420	3,764,055	2,246,947
Options exercisable, end of the year (shares) | shares	3,165,679	2,164,551	1,327,845
Weighted Average Exercise Price
Outstanding, beginning of the year (cad per share) | $ / shares	$ 4.08	$ 5.31	$ 8.73
Granted during the year (cad per share) | $ / shares	2.99	3.19	1.42
Forfeited during the year (cad per share) | $ / shares	6.21	3.84	11.35
Expired during the year (cad per share) | $ / shares	37.63	62.49	29.07
Exercised during the year (cad per share) | $ / shares	1.94	1.81	0
Outstanding, beginning of the year (cad per share) | $ / shares	3.53	4.08	5.31
Options exercisable, end of the year (cad per share) | $ / shares	$ 3.82	$ 4.84	$ 7.22